Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IMPACT SHARES TRUST I
Prospectus Date	rr_ProspectusDate	Oct. 22, 2020
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2021